Principal Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	Over the shorter of lease term or 2 - 5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	2 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	5 years